Note 6 - Income Taxes	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
6.	Income taxes

There is
no
provision for income taxes because the Company and its subsidiaries were in a cumulative loss position for the three
and
nine
months ended
September 30, 2018
and
2019.

The Company recorded a full valuation allowance against deferred tax assets for all periods presented.
No
material unrecognized tax benefits and related interest and penalties were recorded in any of the periods presented.